Short term borrowings	12 Months Ended
Dec. 31, 2019
Short term borrowings
Short term borrowings

27          Short‑term borrowings

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Secured	3,386,100	2,958,342
Unsecured	—	260,224
	3,386,100	3,218,566

As at December 31, 2018, out of the secured borrowings, RMB 3,373,100,000 were secured by restricted cash of RMB 3,884,434,000 (Note 21), RMB 8,000,000 is secured by Mrs. Li Che’s (the non‑controlling shareholder’s spouse) real estate located in Beijing and RMB 5,000,000 is guaranteed by Mr. Xi Wang (non‑controlling shareholder of the Group). The weighted average interest rate of all short‑term borrowings is 4.78% per annum as at December 31, 2018.

As at December 31, 2019, out of the secured borrowings, RMB2,929,981,000 were secured by restricted cash of RMB3,263,466,000 (Note 21), RMB10,014,000 is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. and RMB18,347,000 is guaranteed by Mr. Xi Wang (non-controlling shareholder of the Group). The weighted average interest rate of short-term borrowings is 4.64% per annum as at December 31, 2019.